Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
14.	Income Taxes

We and our principal domestic subsidiaries are included in a consolidated U.S. Federal income tax return. Our international subsidiaries file various income tax returns in their jurisdictions. Significant components of earnings from continuing operations before income taxes and the provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations before income taxes:
Domestic	$234.7	$194.7	$169.7
Foreign, principally Australia, Bermuda, Canada and the U.K.	10.6	13.1	33.3

	$245.3	$207.8	$203.0

Provision for income taxes - continuing operations:
Federal:
Current	$45.4	$7.8	$(2.9)
Deferred	(14.6)	38.4	21.3

	30.8	46.2	18.4

State and local:
Current	17.3	7.2	10.8
Deferred	(2.9)	5.9	(0.8)

	14.4	13.1	10.0

Foreign:
Current	8.7	7.4	9.3
Deferred	(3.6)	(3.0)	2.0

	5.1	4.4	11.3

Total provision for income taxes - continuing operations	$50.3	$63.7	$39.7

A reconciliation of the provision for income taxes from continuing operations with the U.S. Federal statutory income tax rate is as follows (in millions, except percentages):

	Year Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings
Federal statutory rate	$85.9	35.0	$72.7	35.0	$71.1	35.0
State income taxes - net of
Federal benefit	9.4	3.8	9.8	4.7	5.4	2.6
Foreign taxes	0.9	0.4	0.6	0.3	1.2	0.6
Alternative energy, foreign and other tax credits	(45.3)	(18.5)	(13.2)	(6.4)	(13.7)	(6.7)
Foreign dividends and other permanent differences	(2.7)	(1.1)	0.2	0.1	4.5	2.2
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items	0.6	0.2	(1.9)	(0.9)	(30.7)	(15.1)
Change in valuation allowance	0.3	0.1	(0.7)	(0.3)	1.0	0.5
Other	1.2	0.6	(3.8)	(1.8)	0.9	0.5

Provision for income taxes - continuing operations	$50.3	20.5	$63.7	30.7	$39.7	19.6

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows (in millions):

	December 31,
	2012	2011
Gross unrecognized tax benefits at January 1	$5.8	$7.9
Increases in tax positions for current year	1.7	1.2
Settlements	(0.3)	(2.0)
Lapse in statute of limitations	(1.6)	(1.4)
Increases in tax positions for prior years	1.1	0.9
Decreases in tax positions for prior years	—	(0.8)

Gross unrecognized tax benefits at December 31	$6.7	$5.8

The total amount of net unrecognized tax benefits that, if recognized, would affect the effective tax rate was $4.5 million and $3.8 million at December 31, 2012 and 2011, respectively. We accrue interest and penalties related to unrecognized tax benefits in our provision for income taxes. At December 31, 2012 and 2011, we had accrued interest and penalties related to unrecognized tax benefits of $0.6 million and $0.6 million, respectively.

We and our subsidiaries file income tax returns in the United States and in various state, local and foreign jurisdictions. We and our subsidiaries are routinely examined by tax authorities in these jurisdictions. At December 31, 2012, we had been examined by the IRS through calendar year 2008. The IRS is currently conducting an examination of calendar years 2009 and 2010. A number of foreign, state and local examinations are currently ongoing. It is reasonably possible that our gross unrecognized tax benefits may change within the next twelve months. However, we believe any changes in the recorded balance would not have a significant impact on our consolidated financial statements.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Alternative minimum tax and other credit carryforwards	$112.3	$111.7
Accrued and unfunded compensation and employee benefits	107.1	88.0
Compensation expense related to stock options	15.7	22.3
Investments	16.3	9.1
Accrued liabilities	27.3	29.6
Accrued pension liability	27.3	35.0
Net operating loss carryforwards	11.3	8.6
Depreciable fixed assets	0.7	—
Other	9.6	10.1

Total deferred tax assets	327.6	314.4
Valuation allowance for deferred tax assets	(7.4)	(7.7)

Deferred tax assets	320.2	306.7

Deferred tax liabilities:
Nondeductible amortizable intangible assets	139.2	87.4
Depreciable fixed assets	—	12.3
Other prepaid items	5.2	2.3
Investment-related partnerships	17.5	8.7
Prepaid pension cost	—	2.4
Accrued liabilities	2.0	2.0

Total deferred tax liabilities	163.9	115.1

Net deferred tax assets	$156.3	$191.6

At December 31, 2012 and 2011, $68.4 million and $66.5 million, respectively, of deferred tax assets have been included in other current assets in the accompanying consolidated balance sheet. At December 31, 2012 and 2011, $5.2 million and $4.7 million, respectively, of deferred tax liabilities have been included in other current liabilities and $158.7 million and $110.4 million, respectively, have been included in noncurrent liabilities in the accompanying consolidated balance sheet. Alternative minimum tax credits have an indefinite life and other credits have a ten-year or twenty-year life. We expect to make full use of the amounts carried forward.

We do not provide for U.S. Federal income taxes on the undistributed earnings ($110.6 million at December 31, 2012) of foreign subsidiaries which are considered permanently invested outside of the United States. The amount of unrecognized deferred tax liability on these undistributed earnings was $22.9 million at December 31, 2012.